Note 20 - Auditors' Remuneration - Schedule of Auditors' Remuneration (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement Line Items [Line Items]
- Audit and review of financial statements (1)	[1]	$ 271,000	$ 248,000	$ 248,200
- Other audit services (2)	[2]	0	72,000	95,500
Auditor's remuneration		$ 271,000	$ 320,000	$ 343,700

[1]	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditorcould reasonably provide to a client.
[2]	Included in the balance are amounts related to additional regulatory filings during the 2025 and 2024 financial year. All services providedare considered audit services for the purpose of SEC classification.